CAPITAL MANAGEMENT AND FINANCIAL RISK - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK
Allowance for credit loss on trade receivables	$ 0	$ 0
Non-Current Investments	162,536,000	133,114,000
U.S dollar financial assets	11,248,000
Increase physical uranium	16,253,600
Decrease physical uranium	$ 16,253,600
Increase uranium spot price	10.00%
Decrease uranium spot price	10.00%
Fair value transfer between level 1 level 2 and level 3	$ 0	$ 0